Stock-Based Compensation - Summary of Estimated Fair Value Assumptions for ESPP Grants (Details) - Employees Share Purchase Plan (ESPP) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	2 years	2 years	2 years
Expected volatility	215.20%	61.60%	58.00%
Risk-free interest rate	5.20%	5.40%	3.48%
Grant Date Fair Value	$ 2.11	$ 8.27	$ 16.23
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)	5 months 26 days	5 months 26 days	5 months 26 days
Expected volatility	81.70%	53.30%	41.10%
Risk-free interest rate	3.84%	4.81%	0.60%
Grant Date Fair Value	$ 0.15	$ 3.25	$ 4.89